Earnings Per Share (Details) - USD ($)	3 Months Ended					9 Months Ended	12 Months Ended
	Mar. 31, 2017		Dec. 31, 2016	Mar. 31, 2016		Oct. 12, 2016	Dec. 31, 2016	Dec. 31, 2015
Basic loss per share:
Net loss	$ (4,981,279)	[1],[2]	$ (56,322,878)	$ (23,364,969)	[1],[2]	$ (32,085,117)	$ (4,044,833)
Weighted average common shares outstanding (in shares)	37,500,000			30,000,000				30,000,000
Basic loss per share (in dollars per share)	$ (0.13)			$ (0.78)
Diluted loss per share:
Weighted average common shares, including dilutive effect (in shares)	37,500,000			30,000,000
Diluted loss per share (in dollars per share)	$ (0.13)			$ (0.78)

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 12.
[2]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 12.